Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Land	$ 61	$ 61
Buildings and improvements	368	362
Machinery, equipment, furniture and fixtures	1,347	1,250
Leasehold improvements	292	267
Gross property, plant and equipment	2,068	1,940
Accumulated depreciation and amortization	(1,147)	(1,031)
Property, plant and equipment, net	$ 921	$ 909